Right of use assets and Lease liabilities (Details 4) - CLP ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	$ 1,745,760,762	$ 1,762,402,214
Financial liabilities at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	1,369,592,077	1,384,470,358
Financial Leases Obligations [Member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	54,002,314	52,080,718
Financial Leases Obligations [Member] | Financial Liabilities Interest [Member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	12,798,215	11,653,550
Financial Leases Obligations [Member] | Financial liabilities at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	41,204,099	40,427,168
Not later than three months [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	63,100,678	52,511,963
Not later than three months [member] | Financial Leases Obligations [Member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	2,417,780	2,840,482
Not later than three months [member] | Financial Leases Obligations [Member] | Financial Liabilities Interest [Member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	333,099	313,430
Not later than three months [member] | Financial Leases Obligations [Member] | Financial liabilities at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	2,084,681	2,527,052
Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	77,904,928	161,787,778
Later than three months and not later than one year [member] | Financial Leases Obligations [Member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	6,258,386	7,570,840
Later than three months and not later than one year [member] | Financial Leases Obligations [Member] | Financial Liabilities Interest [Member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	1,200,707	977,276
Later than three months and not later than one year [member] | Financial Leases Obligations [Member] | Financial liabilities at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	5,057,679	6,593,564
Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	220,444,050	210,995,500
Later than one year and not later than three years [member] | Financial Leases Obligations [Member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	12,657,830	11,078,825
Later than one year and not later than three years [member] | Financial Leases Obligations [Member] | Financial Liabilities Interest [Member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	3,354,930	1,956,420
Later than one year and not later than three years [member] | Financial Leases Obligations [Member] | Financial liabilities at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	9,302,900	9,122,405
Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	245,123,698	183,136,064
Later than three years and not later than five years [member] | Financial Leases Obligations [Member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	6,149,772	4,625,260
Later than three years and not later than five years [member] | Financial Leases Obligations [Member] | Financial Liabilities Interest [Member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	1,809,667	1,481,043
Later than three years and not later than five years [member] | Financial Leases Obligations [Member] | Financial liabilities at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	4,340,105	3,144,217
Later than five years [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	1,139,187,408	1,153,970,909
Later than five years [member] | Financial Leases Obligations [Member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	26,518,546	25,965,311
Later than five years [member] | Financial Leases Obligations [Member] | Financial Liabilities Interest [Member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	6,099,812	6,925,381
Later than five years [member] | Financial Leases Obligations [Member] | Financial liabilities at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	$ 20,418,734	$ 19,039,930